ACCOUNTS PAYABLE (Tables)	12 Months Ended
Sep. 30, 2014
Payables and Accruals [Abstract]
Schedule Of Accounts Payable [Table Text Block]
	As of September 30, 2014	As of September 30, 2013
	US$(’000)	US$(’000)

Payable to third-party suppliers	$1,867	$1,606
	$1,867	$1,606